Summary of Significant Accounting Policies and Disclosures (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of Presentation

(a) Basis of Presentation

The accompanying financial information is unaudited and reflects all adjustments, consisting solely of normal recurring adjustments, which, in the opinion of management, are necessary for a fair statement of financial position and results of operations for the periods presented. The financial information does not include all disclosures required under United States Generally Accepted Accounting Principles (“US GAAP”) for annual financial statements. These interim unaudited condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements as of December 31, 2022 filed with the Securities and Exchange Commission on March 23, 2023 in the Company’s Annual Report on Form 20-F.

During the three months ended September 30, 2022, the Company identified adjustments to the valuation of share-based compensation. The Company evaluated the adjustments from both a quantitative and qualitative perspective and determined the related impacts were not material to any previously issued annual or interim financial statements; however, the Company has determined to revise prior periods, as follows.

The Company corrected the valuation of share based compensation, which resulted in an increase in share based compensation expense under the caption of “General and administrative expenses” amounted to $2,375 for the three months ended March 31, 2022 and $3,556 for the six months ended June 30, 2022, a decrease in net income of $2,375 for the three months ended March 31, 2022, $1,181 for the three months ended June 30, 2022 and $3,556 for the six months ended June 30, 2022, an increase in “Additional paid-in capital” and a decrease in “Retained Earnings” of  $2,375 as of March 31, 2022 and $1,181 as of June 30, 2022, respectively.

2. Summary of Significant Accounting Policies and Disclosures (continued)

Adoption of new accounting standards

In March 2020, the FASB issued ASU 2020-4, “Reference Rate Reform (Topic 848)” (“ASU 2020-4”), which provides optional guidance intended to ease the potential burden in accounting for the expected discontinuation of LIBOR as a reference rate in the financial markets. The guidance can be applied to modifications made to certain contracts to replace LIBOR with a new reference rate. The guidance, if elected, will permit entities to treat such modifications as the continuation of the original contract, without any required accounting reassessments or remeasurements. The ASU 2020-4 was effective for the Company beginning on March 12, 2020 and the Company applied the amendments prospectively through December 31, 2022. Because the current relief in Topic 848 may not cover a period of time during which a significant number of modifications may take place, in December 2022 the FASB issued ASU 2022-06, “Reference Rate Reform (Topic 848)”. The amendments of this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Currently, the Company has various other contracts that reference LIBOR. The Company has modified one contract to replace LIBOR with SOFR and elected to apply the modification accounting. There was no impact to the Company’s interim unaudited condensed consolidated financial statements for the period ended June 30, 2023, as a result of adopting this standard.

COVID-19 Pandemic

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) outbreak a pandemic. Since the beginning of calendar year 2020, the outbreak of COVID-19 pandemic has resulted in the implementation of numerous actions taken by governments and governmental agencies in an attempt to mitigate the spread of the virus, including, among others, business closures, quarantines, travel restrictions, and physical distancing requirements. These actions have caused substantial disruptions in the global economy and the shipping industry, as well as significant volatility in the financial markets, the severity and duration of which remains uncertain.

Although the incidence and severity of COVID-19 and its variants have diminished over time, periodic spikes in incidence occur. Many nations worldwide have significantly eased or eliminated restrictions that were enacted at the outset of the outbreak of COVID-19. In May 2023, the World Health Organization expressed that COVID-19 is now an established and ongoing health issue which no longer constitutes a public health emergency of international concern. While the global risk assessment remains high, there is evidence of reducing risks to human health driven mainly by high population-level immunity from infection, vaccination, or both, but the continued uncertainties associated with the COVID-19 pandemic worldwide may still cause an adverse impact on the global economy and the rate environment for the Company’s vessels may deteriorate and its operations and cash flows may be negatively impacted.

While the Company cannot predict the long-term economic impact of the COVID-19 pandemic, it will continue to actively monitor the situation and may take further actions to alter the Company’s business operations that it determines are in the best interests of its employees, customers, partners, suppliers, and stakeholders, or as required by authorities in the jurisdictions where the Company operates. As a result, many of the Company’s estimates and assumptions required increased judgement and carry a higher degree of variability and volatility. The ultimate effects that any such alterations or modifications may have on the Company’s business are not clear, including any potential negative effects on its business operations and financial results.

Principles of Consolidation

(b) Principles of Consolidation

The accompanying interim unaudited condensed consolidated financial information include the financial statements of the Company and its wholly owned subsidiaries; the Company has no other interests. All significant intercompany balances and transactions have been eliminated in the Company’s interim unaudited condensed consolidated financial statements.

Use of estimates

(c) Use of estimates

The preparation of interim unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the interim unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates under different assumptions and/or conditions.

2.       Summary of Significant Accounting Policies and Disclosures (continued)

Vessels in operation

(d) Vessels in operation

Vessels are generally recorded at their historical cost, which consists of the acquisition price and any material expenses incurred upon acquisition, adjusted for the fair value of intangible assets or liabilities associated with above or below market charters attached to the vessels at acquisition. See Intangible Assets and Liabilities at note 2(e) below. Vessels acquired in a corporate transaction accounted for as an asset acquisition are stated at the acquisition price, which consists of consideration paid, plus transaction costs, considering pro rata allocation based on vessels fair value at the acquisition date. Vessels acquired in a corporate transaction accounted for as a business combination are recorded at fair value. Vessels acquired as part of the Marathon Merger in 2008 were accounted for under ASC 805, which required that the vessels be recorded at fair value, less the negative goodwill arising as a result of the accounting for the merger.

Subsequent expenditures for major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessels.

Borrowing costs incurred during the construction of vessels or as part of the prefinancing of the acquisition of vessels are capitalized. There was no capitalized interest for the six months ended June 30, 2023, and 2022.

Vessels are stated less accumulated depreciation and impairment, if applicable. Vessels are depreciated to their estimated residual value using the straight-line method over their estimated useful lives which are reviewed on an ongoing basis to ensure they reflect current technology, service potential and vessel structure. The useful lives are estimated to be 30 years from original delivery by the shipyard.

Management estimates the residual values of the Company’s container vessels based on a scrap value cost of steel times the weight of the vessel noted in lightweight tons (LWT). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revision of residual values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods. Management estimated the residual values of its vessels based on scrap rate of $400 per LWT.

For any vessel group which is impaired, the impairment charge is recorded against the cost of the vessel and the accumulated depreciation as at the date of impairment is removed from the accounts.

The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the interim unaudited condensed Consolidated Statements of Income.

Intangible assets and liabilities - charter agreements

(e) Intangible assets and liabilities - charter agreements

The Company’s intangible assets and liabilities consist of unfavorable lease terms on charter agreements acquired in assets acquisitions. When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an intangible asset is recorded, based on the difference between the acquired charter rate and the market charter rate for an equivalent vessel and equivalent duration of charter party at the date the vessel is delivered. Where charter rates are less than market charter rates, an intangible liability is recorded, based on the difference between the acquired charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and liabilities requires the Company to make significant assumptions and estimates of many variables including market charter rates (including duration), the level of utilization of its vessels and its weighted average cost-of capital. The estimated market charter rate (including duration) is considered a significant assumption. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on the Company’s financial position and results of operations. The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the relevant lease term and the amortization expense or income respectively is included under the caption “Amortization of intangible liabilities-charter agreements” in the interim unaudited condensed Consolidated Statements of Income. For any vessel group which is impaired, the impairment charge is recorded against the cost of the vessel and the accumulated depreciation as at the date of impairment is removed from the accounts.

2. Summary of Significant Accounting Policies and Disclosures (continued)

Impairment of Long-lived assets

(f) Impairment of Long-lived assets

Tangible fixed assets, such as vessels, that are held and used or to be disposed of by the Company are reviewed for impairment when events or changes in circumstances indicate that their carrying amounts may not be recoverable. In these circumstances, the Company performs step one of the impairment test by comparing the undiscounted projected net operating cash flows for each vessel group to its carrying value. A vessel group comprises the vessel, the unamortized portion of deferred drydocking related to the vessel and the related carrying value of the intangible asset or liability (if any) with respect to the time charter attached to the vessel at its purchase. If the undiscounted projected net operating cash flows of the vessel group are less than its carrying amount, management proceeds to step two of the impairment assessment by comparing the vessel group’s carrying amount to its fair value, including any applicable charter, and an impairment loss is recorded equal to the difference between the vessel group’s carrying value and fair value. Fair value is determined with the assistance from valuations obtained from third party independent ship brokers.

The Company uses a number of assumptions in projecting its undiscounted net operating cash flows analysis including, among others, (i) revenue assumptions for charter rates on expiry of existing charters, which are based on forecast charter rates, where relevant, in the four years from the date of the impairment test and a reversion to the historical mean of time charter rates for each vessel thereafter (ii) off-hire days, which are based on actual off-hire statistics for the Company’s fleet (iii) operating costs, based on current levels escalated over time based on long term trends (iv) dry docking frequency, duration and cost (v) estimated useful life, which is assessed as a total of 30 years from original delivery by the shipyard and (vi) scrap values.

Revenue assumptions are based on contracted charter rates up to the end of the existing contract of each vessel, and thereafter, estimated time charter rates for the remaining life of the vessel. The estimated time charter rate used for non-contracted revenue days of each vessel is considered a significant assumption. Recognizing that the container shipping industry is cyclical and subject to significant volatility based on factors beyond the Company’s control, management believes that using forecast charter rates in the four years from the date of the impairment assessment and a reversion to the historical mean of time charter rates thereafter, represents a reasonable benchmark for the estimated time charter rates for the non-contracted revenue days, and takes into account the volatility and cyclicality of the market.

During the six months ended June 30, 2023, and 2022, the Company evaluated the impact of the current economic situation on the recoverability of all its vessel groups and has determined that there were no events or changes in circumstances which indicated that their carrying amounts may not be recoverable. Accordingly, there were no triggering events and no impairment test was performed for the six months ended June 30, 2023 and 2022.

Revenue recognition and related expense

(g) Revenue recognition and related expense

The Company charters out its vessels on time charters which involves placing a vessel at a charterer’s disposal for a specified period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Such charters are accounted for as operating leases and therefore revenue is recognized on a straight-line basis as the average revenues over the rental periods of such charter agreements, as service is performed. Cash received in excess of earned revenue is recorded as deferred revenue. If a time charter contains one or more consecutive option periods, then subject to the options being exercisable solely by the Company, the time charter revenue will be recognized on a straight-line basis over the total remaining life of the time charter, including any options which are more likely than not to be exercised. If a time charter is modified, including the agreement of a direct continuation at a different rate, the time charter revenue will be recognized on a straight-line basis over the total remaining life of the time charter from the date of modification. During the periods ended June 30, 2023, and 2022, an amount of $1,785 and $2,911, respectively, has been recorded in time charter-revenues for such modifications and revenues recognized on a straight-line basis. Any difference between the charter rate invoiced and the time charter revenue recognized is classified as, or released from, deferred revenue. As of June 30, 2023, current and non-current portion from implementing the straight-line basis, amounting to $7,535 ($6,487 as for December 31, 2022) and $21,824 ($21,144 as for December 31, 2022), respectively, are presented in the interim condensed unaudited Consolidated Balance Sheets in the line item “Prepaid expenses and other current assets” and “Other non-current assets”, respectively.

2. Summary of Significant Accounting Policies and Disclosures (continued)

(g) Revenue recognition and related expense (continued)

Revenues are recorded net of address commissions, which represent a discount provided directly to the charterer based on a fixed percentage of the agreed upon charter rate. Charter revenue received in advance which relates to the period after a balance sheet date is recorded as deferred revenue within current liabilities until the respective charter services are rendered.

Under time charter arrangements the Company, as owner, is responsible for all the operating expenses of the vessels, such as crew costs, insurance, repairs and maintenance, and such costs are expensed as incurred and are included in vessel operating expenses.

Commission paid to brokers to facilitate the agreement of a new charter are included in time charter and voyage expenses as are certain expenses related to a voyage, such as the costs of bunker fuel consumed when a vessel is off-hire or idle.

Leases: In cases of lease agreements where the Company acts as the lessee, the Company recognizes an operating lease asset and a corresponding lease liability on the interim unaudited condensed Consolidated Balance Sheets. Following initial recognition and with regards to subsequent measurement the Company remeasures lease liability and right of use asset at each reporting date.

Leases where the Company acts as the lessor are classified as either operating or sales-type / direct financing leases.

In cases of lease agreements where the Company acts as the lessor under an operating lease, the Company keeps the underlying asset on the interim unaudited condensed Consolidated Balance Sheets and continues to depreciate the assets over its useful life. In cases of lease agreements where the Company acts as the lessor under a sales-type / direct financing lease, the Company derecognizes the underlying asset and records a net investment in the lease. The Company acts as a lessor under operating leases in connection with all of its charter out – bareboat-out arrangements.

In cases of sale and leaseback transactions, if the transfer of the asset to the lessor does not qualify as a sale, then the transaction constitutes a failed sale and leaseback and is accounted for as a financial liability. For a sale to have occurred, the control of the asset would need to be transferred to the lessor, and the lessor would need to obtain substantially all the benefits from the use of the asset. During 2021, the Company entered into six agreements which qualify as failed sale and leaseback transactions as the Company is required to repurchase the vessels at the end of the lease term and the Company has accounted for the six agreements as financing transactions.

The Company elected the practical expedient which allows the Company to treat the lease and non-lease components as a single lease component for the leases where the timing and pattern of transfer for the non-lease component and the associated lease component to the lessees are the same and the lease component, if accounted for separately, would be classified as an operating lease. The combined component is therefore accounted for as an operating lease under ASC 842, as the lease components are the predominant characteristics.

Fair Value Measurement and Financial Instruments

(h) Fair Value Measurement and Financial Instruments

Financial instruments carried on the interim unaudited condensed Consolidated Balance Sheets include cash and cash equivalents, time deposits, restricted cash, trade receivables and payables, other receivables and other liabilities and long-term debt. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item or included below as applicable.

Fair value measurement: Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The hierarchy is broken down into three levels based on the observability of inputs as follows:

Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgement.

Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

2. Summary of Significant Accounting Policies and Disclosures (continued)

(h) Fair Value Measurement and Financial Instruments (continued)

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

During the six months ended June 30, 2023, the Company evaluated the impact of current economic situation on the recoverability of all its vessel groups and has determined that there were no events or changes in circumstances which indicated that their carrying amounts may not be recoverable. Accordingly, there were no triggering events and no impairment test was performed for the six months ended June 30, 2023.

Through the latter part of 2022, the Company noted that charter rates in the spot market had come under pressure and accordingly determined that events occurred, and circumstances had changed, which indicated that potential impairment of the Company’s long-lived assets could exist. These indicators included continued volatility in the spot market and the related impact of the current container sector on management’s expectation for future revenues. As a result, step one of the impairment assessment of each of the vessel groups was performed as at December 31, 2022 and step two of the impairment analysis was required for one vessel of the group, as its undiscounted projected net operating cash flows did not exceed its carrying value. As a result, the Company recorded an impairment loss of $3,033 for one vessel asset group with a total aggregate carrying amount of $9,033 which was written down to its fair value of $6,000.

In December 2021, the Company purchased interest rate caps with an aggregate notional amount of $484.1 million, which amortizes over time as the Company’s outstanding debt balances decline. In February 2022, the Company further hedged its exposure by putting in place two USD one-month LIBOR interest rate caps of 0.75% through fourth quarter 2026, on $507.9 million of its floating rate debt. The second interest rate cap was not designated as a cash flow hedge and therefore the negative fair value adjustment of $1,368 for six months ended June 30, 2023 was recorded through interim unaudited condensed Consolidated Statements of Income ($6,648 positive fair value adjustment for six months ended June 30, 2022). ASC 815-20-25-13a stipulates that an entity may designate either all or certain future interest payments on variable-rate debt as the hedged exposure in a cash flow hedge relationship. The Company is designating certain future interest payments on its outstanding variable-rate debt as the hedged item in this relationship. Under ASC 815-20-25-106e, “for cash flow hedges of the interest payments on only a portion of the principal amount of the interest-bearing asset or liability, the notional amount of the interest rate cap designated as the hedging instrument matches the principal amount of the portion of the asset or liability on which the hedged interest payments are based”. In this case, the Company has designated only a portion of its outstanding debt (initially, $253.9 million) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged.

The Company assesses the effectiveness of the hedges on an ongoing basis. The amounts included in accumulated other comprehensive income will be reclassified to interest expense should the hedge no longer be considered effective.

The objective of the hedges is to reduce the variability of cash flows associated with the interest rates relating to the Company’s variable rate borrowings. When derivatives are used, the Company is exposed to credit loss in the event of non-performance by the counterparties; however, non-performance is not anticipated. ASC 815, Derivatives and Hedging, requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the balance sheet. The fair values of the interest rate derivatives are based on quoted market prices for similar instruments from commercial banks (based on significant observable inputs - Level 2 inputs). As of June 30, 2023 and December 31, 2022, the Company recorded a derivative asset of $56,904 and $63,503, respectively.

Financial Risk Management: The Company activities expose it to a variety of financial risks including fluctuations in, time charter rates, credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.

Credit risk: The Company closely monitors its credit exposure to customers and counter-parties for credit risk. The Company has entered into commercial management agreement with Conchart Commercial Inc. (“Conchart”), pursuant to which Conchart has agreed to provide commercial management services to the Company, including the negotiation, on behalf of the Company, vessel employment contracts (see note 7). Conchart has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history.

2. Summary of Significant Accounting Policies and Disclosures (continued)

(h) Fair Value Measurement and Financial Instruments (continued)

Credit risk (continued)

Financial instruments that potentially subject the Company to concentrations of credit risk are accounts receivable, cash and cash equivalents and time deposits. The Company does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.

Liquidity Risk: Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Company monitors cash balances appropriately to meet working capital needs.

Foreign Exchange Risk: Foreign currency transactions are translated into the measurement currency rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the interim unaudited condensed Consolidated Statements of Income.

Derivative instruments

(i) Derivative instruments

The Company is exposed to interest rate risk relating to its variable rate borrowings. In December 2021, the Company purchased interest rate caps with an aggregate notional amount of $484.1 million (“December 2021 hedging"), which amount reduces over time as the Company’s outstanding debt balances amortize. The objective of the hedges is to reduce the variability of cash flows associated with the interest relating to its variable rate borrowings.

At the inception of the transaction, the Company documents the relationship between hedging instruments and hedged items, as well as its risk management objective and the strategy for undertaking various hedging transactions. The Company also documents its assessment, both at the hedge inception and on an ongoing basis, of whether the derivative financial instruments that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

This Transaction is designated as a cash flow hedge, and under ASU 2017-12, cash flow hedge accounting allows all changes in fair value to be recorded through Other Comprehensive Income once hedge effectiveness has been established. Under ASC 815-30-35-38, amounts in accumulated other comprehensive income shall be reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings (i.e., each quarter) and shall be presented in the same income statement line item as the earnings effect of the hedged item in accordance with paragraph 815-20-45-1A.

The premium paid related to this derivative was classified in the interim unaudited condensed Consolidated Statements of Cash Flows as operating activities in the line item “Derivative asset”. The premium shall be amortized into earnings “on a systematic and rational basis over the period in which the hedged transaction affects earnings” (ASC 815-30-35-41A); that is, the Company will expense the premium over the life of the interest rate cap in accordance with the “caplet method,” as described in Derivatives Implementation Group (DIG) Issue G20. DIG Issue G20 dictates that the cost of the interest rate cap is recognized on earnings over time, based on the value of each periodic caplet. The cost per period will change as the caplet for that period changes in value. Given that the interest rate cap is forward-starting, expensing of the premium will not begin until the effective start date of the interest rate cap, in order to match potential cap revenue with the cap expenses in the period in which they are incurred.

In February 2022, the Company further purchased two interest rate caps with an aggregate notional amount of $507.9 million. The first interest rate cap of $253.9 million which has been designated as a cash flow hedge, has the same accounting treatment as described above for the December 2021 hedging. The second interest rate cap was not designated as a cash flow hedge and therefore the negative fair value adjustment of $1,368 as at June 30, 2023 ($6,648 positive fair value adjustment as at June 30, 2022) was recorded through interim unaudited condensed Consolidated Statements of Income. ASC 815-20-25-13a stipulates that an entity may designate either all or certain future interest payments on variable-rate debt as the hedged exposure in a cash flow hedge relationship. In this case, the Company has designated only a portion of its outstanding debt (initially, $253.9 million) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged (see note 5).

2. Summary of Significant Accounting Policies and Disclosures (continued)

(i) Derivative instruments (continued)

The amounts included in accumulated other comprehensive income will be reclassified to interest expense should the hedge no longer be considered effective. As of June 30, 2023, and December 31, 2022, following a quantitative assessment, part of the hedge was no longer considered effective and an amount of $176 and $1,091 was reclassified from other comprehensive income to the interim unaudited condensed Consolidated Statements of Income. No amount of ineffectiveness was included in net income for the six months period ended June 30, 2022. The Company will continue to assess the effectiveness of the hedge on an ongoing basis.

Recent accounting pronouncements

(j) Recent accounting pronouncements

The Company does not believe that any recently issued, but not yet effective, accounting pronouncements would have a material impact on its interim unaudited condensed consolidated financial statements.